LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Schedule of future minimum payments under lease obligations

	December 31, 2025	December 31, 2024(1)
Lease obligations	$743.0	$757.7
Less: Interest	232.5	211.1
	510.5	546.6
Less: Current portion of lease obligations	59.9	69.4
Non-current portion of lease obligations	$450.6	$477.2

(1)Comparative figures have not been re-presented, refer to Note 2 and 23.

Schedule of maturities of operating lease payments

2026	$96.5
2027	88.9
2028	68.6
2029	60.2
2030	138.6
Thereafter	290.2
$743.0